Long-Term Investments (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY (¥)	Sep. 30, 2009 USD ($)	Sep. 30, 2009 CNY (¥)
Long-Term Investments [Line Items]
Investment amount	$ 12,029,864		$ 11,656,412
Cash consideration				$ 8,535,827	¥ 52,000,000
Huashang Micro Finance Co. (“Huashang”) [Member]
Long-Term Investments [Line Items]
Investment amount										$ 13,203,257	¥ 90,000,000
Acquire percentage										22.50%	22.50%
Longwan Rural Commercial Bank [Member]
Long-Term Investments [Line Items]
Investment amount						$ 7,172,207	¥ 44,982,000
Acquire percentage						2.10%	2.10%
Dividend income
Wenzhou Longlian Development Co., Ltd. (“Longlian”) [Member]
Long-Term Investments [Line Items]
Investment amount								$ 1,307,982	¥ 8,333,400
Acquire percentage								8.3334%	8.3334%
Impairment loss			$ 1,155,411
Dividend income
Minimum [Member]
Long-Term Investments [Line Items]
Ownership percentage				3.50%	3.50%
Maximum [Member]
Long-Term Investments [Line Items]
Ownership percentage				19.00%	19.00%